Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]

	2018	2017
	$	$
Accounting fees	28,709	-
Consulting fees	-	2,500
Interest expense	-	551
Management fees	163,819	53,600
Stock-based compensation	283,194	41,163
	475,722	97,814